Equity and Share-Based Compensation (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2015	Dec. 31, 2014
Equity and Share-Based Compensation
Summary of changes in the number of outstanding shares

	Number of Shares
	Common Stock	Treasury Stock
Share count as of December 31, 2014	7,049,173	(53,467)
Grants of restricted stock	268,677	—
Forfeitures of restricted stock	(60,843)	—
Acquisition of treasury stock	—	(38,572)

Share count as of June 30, 2015	7,257,007	(92,039)

	Common Stock	Treasury Stock
Share count as of January 1, 2012	—	—
Issuance of common stock in pre IPO reorganization	4,763,435	—
Proceeds from the sale of common stock to public	1,800,000	—
Issuance of preferred stock as consideration in Eagle Property Acquisition	—	—
Share based compensation grants of restricted stock	102,951	—
Forfeitures of restricted stock	(4,415)	—

Share count as of December 31, 2012	6,661,971	—
Grants of restricted stock	284,024	—
Forfeitures of restricted stock	(53,421)	—
Acquisition of treasury stock	—	(11,870)

Share count as of December 31, 2013	6,892,574	(11,870)
Grants of restricted stock	344,748	—
Forfeitures of restricted stock	(188,149)	—
Acquisition of treasury stock	—	(41,597)

Share count as of December 31, 2014	7,049,173	(53,467)

Summary of Company's non-vested share award activity

	Shares	Weighted Average Grant Date Fair Value
Non-vested shares outstanding at December 31, 2014	306,201	$52.76
Granted	268,677	$12.29
Vested	(136,479)	$57.23
Forfeited	(60,843)	$47.06

Non-vested shares outstanding at June 30, 2015	377,556	$22.76

	Shares	Weighted Average Grant Date Fair Value
Non-vested shares outstanding at December 31, 2012	98,535	$126.13
Granted	284,024	68.22
Vested	(32,772)	126.18
Forfeited	(53,420)	86.46

Non-vested shares outstanding at December 31, 2013	296,367	$77.81

Granted	344,748	$46.61
Vested	(146,764)	72.08
Forfeited	(188,150)	65.83

Non-vested shares outstanding at December 31, 2014	306,201	$52.76